FAIR VALUE MEASUREMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
SCHEDULE OF AGGREGATE FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table provides a roll forward of the aggregate fair values of the Company’s financial instruments described above, for which fair value is determined using Level 3 inputs:

	2022 and 2023 Convertible Notes	Whiskey Special Ops Notes	2022 Notes Warrant Liabilities	Whiskey Special Ops Notes Warrant Liabilities
Balance as of January 1, 2024	$36,283,890	$1,452,562	$794,868	$1,512,692
Issuances	—	2,813,850	—	302,020
Change in Fair Value	(16,275,433)	16,846,522	817,454	(1,247,662)
Balance as of March 31, 2024	$20,008,457	$21,112,934	$1,612,322	$567,050

The following table provides a roll forward of the aggregate fair values of the Company’s financial instruments described above, for which fair value is determined using Level 3 inputs:

	2022 and 2023 Convertible Notes	Whiskey Special Ops Notes	2022 Notes Warrant Liabilities	Whiskey Special Ops Notes Warrant Liabilities
Balance as of January 1, 2022	$8,041,000	$—	$433,000	$—
Issuances	5,577,125	1,353,473	12,874	1,621,527
Change in Fair Value	22,665,765	99,089	348,994	(108,835)
Balance as of December 31, 2023	36,283,890	1,452,562	794,868	1,512,692
Issuances	—	3,353,850	—	302,020
Change in Fair Value	(21,005,722)	6,977,656	1,078,132	(1,814,712)
Converted to Equity	$(15,278,168)	$(11,784,068)	$(1,873,000)	$—
Balance as of December 31, 2024	$—	$—	$—	$—

SCHEDULE OF FAIR VALUE HIERARCHY OF THE VALUATION

	Fair Value Measurement as of
	December 31, 2024	December 31, 2023
2022 and 2023 Convertible Notes	$—	$36,283,891
Whiskey Special Ops 2023 Notes	—	1,452,562
Warrant Liabilities 2022 and 2023 Convertible Notes	—	794,868
Warrant Liabilities Whiskey Special Ops	—	1,512,692
Total Liabilities at Fair Value	$—	$40,044,013

SCHEDULE OF UNOBSERVABLE INPUTS

	December 31, 2023
Significant Unobservable Input	Input Range	Weighted Average
Discount Rate	48.5%	48.5%
Expected Term (in years)	0.122 – 1.081	0.122 – 1.081
Probability Scenarios
IPO	70%
deSPAC	0%
Default/Dissolution/Forced Liquidation	20%
Held to Maturity	10%

	December 31, 2023
Significant Unobservable Input	Input Range	Weighted Average
Discount Rate	54%	91.3%
Expected Term (in years)	0.125 – 0.667	0.125 – 0.667
Probability Scenarios
IPO	70%
deSPAC	0%
Default/Dissolution/Forced Liquidation	20%
Held to Maturity	10%

	December 31, 2023
Significant Unobservable Input	Input Range	Weighted Average
Expected Term (in years)	0.122 – 1.081
Volatility	70%	70%
Risk-free Rate	74%	74%
Probability scenarios
IPO	70%
deSPAC	0%
Default/Dissolution/Liquidation	20%
Held to Maturity	10%

	December 31, 2023
Significant Unobservable Input	Input Range	Weighted Average
Expected Term (in years)	0.125 – 4.667
Volatility	70%	70%
Risk-free Rate	3.87%	3.87%
Probability scenarios
IPO	70%
deSPAC	0%
Default/Dissolution/Liquidation	20%
Held to Maturity	10%